Note 9 - Financial Instruments - Fair Value of Company's Liabilities (Details) - Interest Rate Swap [Member] - USD ($)	Mar. 31, 2019	Dec. 31, 2018
Interest rate swap contract, current portion	$ 22,681	$ 41,435
Fair Value, Inputs, Level 1 [Member]
Interest rate swap contract, current portion
Fair Value, Inputs, Level 2 [Member]
Interest rate swap contract, current portion	22,681	41,435
Fair Value, Inputs, Level 3 [Member]
Interest rate swap contract, current portion